RUBY MINE ACQUISITION (Details) (USD $)	6 Months Ended	12 Months Ended				0 Months Ended				3 Months Ended						3 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	0 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 06, 2012 Ruby Development Company [Member]	Apr. 22, 2011 Ruby Development Company [Member]	Jan. 26, 2011 Ruby Development Company [Member]	Sep. 27, 2010 Ruby Development Company [Member]	Dec. 30, 2010 Ruby Development Company [Member]	Mar. 31, 2014 Ruby Development Company [Member]	Dec. 31, 2013 Ruby Development Company [Member]	Nov. 19, 2013 Ruby Development Company [Member]	Mar. 06, 2012 Ruby Development Company [Member]	Jul. 01, 2011 Ruby Development Company [Member]	Mar. 31, 2011 Ruby Development Company [Member] Warrant at $0.02 [Member]	Jul. 01, 2011 Ruby Development Company [Member] Warrant at $0.02 [Member]	Dec. 31, 2010 Ruby Development Company [Member] Warrant at $0.02 [Member]	Jul. 01, 2011 Ruby Development Company [Member] Warrants at $0.09 [Member]	Dec. 31, 2012 Ruby Development Company [Member] Warrants at $0.09 [Member]	Jun. 30, 2011 Ruby Development Company [Member] Warrant at $0.10 [Member]	Jul. 01, 2011 Ruby Development Company [Member] Warrant at $0.10 [Member]	Dec. 31, 2011 Ruby Development Company [Member] Warrant at $0.10 [Member]	Jul. 01, 2011 Ruby Development Company [Member] Warrant at 0.04 [Member]	Dec. 31, 2010 Ruby Development Company [Member] Common Stock Issued in Acquisition [Member]	Jun. 01, 2011 Ruby Development Company [Member]	Jul. 01, 2011 Ruby Development Company [Member]	Dec. 31, 2011 Ruby Development Company [Member]	Dec. 31, 2010 Ruby Development Company [Member]	Dec. 31, 2013 Ruby Development Company [Member]	Sep. 27, 2010 Ruby Development Company [Member]
RUBY MINE ACQUISITION (Details) [Line Items]
Business Acquisition, Purchase Price, Cash and Non-Cash Consideration																															$ 2,500,000
Exercise of Purchase Option Payment																										85,000
Payments to Acquire Business, Cash and Non-Cash Consideration																											510,000
Payments to Acquire Businesses, Gross																											360,000	277,006	82,994
Stock Issued During Period, Shares, Acquisitions (in Shares)																											10,000,000
Stock Issued During Period, Value, Acquisitions																											150,000
Other Notes Payable, Current	633,104	627,101	1,774,822									1,832,638															1,990,000			1,726,186
Class of Warrants or Rights Granted (in Shares)	0	4,000,000	4,800,000	2,250,000	13,000,000	2,000,000	2,000,000		10,000,000								10,000,000		2,000,000	2,000,000		2,000,000		4,000,000
Warrants, Term of Warrants								5 years		2 years							5 years		5 years			5 years		5 years
Class of Warrant or Right, Exercise Price																						10		4
Debt Instrument, Face Amount															1,990,000
Debt Instrument, Interest Rate, Stated Percentage											6.00%				3.00%
Mine Reclamation and Closing Liability, Noncurrent																											171,618
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Long-term Debt																											2,500
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable																		149,896					219,940		150,000
Warrants, Fair Value of Warrants, Granted																$ 2,519				$ 175,047	$ 219,940
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)													$ 0.04	$ 0.09						$ (0.09)